SunAmerica Asset Management, LLC
Harborside 5
185 Hudson Street, Suite 3300
Jersey City NJ 07311

(201)324-6378
(201)324-6364 Fax
Edward.Gizzi @AIG.com

Edward Gizzi
Assistant General Counsel

August 7, 2020

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	SunAmerica Income Funds (the “Fund”)
Registration File No. 033-06502

Ladies and Gentlemen:

On behalf of the Registrant, transmitted for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), are exhibits containing interactive data format risk/return summary information using the eXtensible Business Reporting Language (XBRL).

The exhibits mirror the risk/return summary information in the supplement dated July 29, 2020 to the Fund’s prospectus filed pursuant to Rule 497(e) under the 1933 Act on July 29, 2020.

Should you have any comments or questions, please contact the undersigned at (201) 324-6378.

Very truly yours,

/s/ Edward Gizzi
Edward Gizzi

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase